SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended						8 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	4 Months Ended	1 Months Ended	0 Months Ended				1 Months Ended				4 Months Ended	0 Months Ended
	Oct. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Share options	Jun. 30, 2012 Share options	Apr. 30, 2012 Share options	Dec. 31, 2011 Share options	Sep. 30, 2011 Share options	Jan. 31, 2011 Share options	Oct. 31, 2010 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Sep. 30, 2011 Share options Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year item	Nov. 18, 2011 JMOOP	Apr. 23, 2013 Subsequent event	Mar. 31, 2013 Subsequent event Share options	Apr. 02, 2013 Subsequent event Share options Link224 Inc. 2013 share incentive plan	Apr. 02, 2013 Subsequent event Share options Link224 Inc. 2013 share incentive plan Awards vesting on December 31, 2013	Apr. 02, 2013 Subsequent event Share options Link224 Inc. 2013 share incentive plan Awards vesting on the last day of the calender month subsequent to January 1,2014	Mar. 22, 2014 Subsequent event Restricted shares	Mar. 31, 2013 Subsequent event Restricted shares	Mar. 31, 2013 Subsequent event Restricted shares Awards vesting from March 22, 2014	Mar. 31, 2013 Subsequent event Restricted shares Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year	Feb. 28, 2013 Subsequent event ADSs	Apr. 23, 2013 Subsequent event ADSs	Feb. 01, 2013 Subsequent event JMOOP
Subsequent Events
Shares repurchased from open market																											2,703,921
Total cash consideration for shares repurchased from open market																											$ 7,745
Amount prepaid to repurchase ADSs																	3,642
Shares repurchased																	1,269,840
Cash consideration paid for additional investment		55,155	46,599													20,000												20,000
Shares issued																										1,257,264
Total net proceeds	$ 2,104			$ 2,104																						$ 22,378
Options granted to employees, management and external advisors (in shares)					3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630	28,739,400	18,113,107	3,980,630				9,867,000	11,630,000
Share options granted, exercise price (in dollars per share)					$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.80	$ 1.10	$ 1.60	$ 0.18				$ 0.983	$ 0.01
Award vesting percentage									25.00%	25.00%					75.00%					25.00%	75.00%			25.00%	75.00%
Proportion of vesting of remaining awards															0.028
Percentage of shares and restricted shares expected to be vest																					2.80%	2.08%			2.80%
Number of anniversary subsequent to vesting from commencement date for vesting of awards		1
Number of years from commencement date for vesting of awards		4
Restricted shares granted (in shares)																							168,000